UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202

(Address of Principal Executive Offices, Zip Code)

FRED R. KELLY, JR.

1200 SEVENTEENTH STREET, SUITE 850

DENVER, COLORADO 80202

(Name and Address of Agent for Service)

(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)

(Registrant’s Telephone Numbers, Including Area Code)

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2018

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2018

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 45.3%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #4 (g)	12/15/2037	6.00%	6,440,000	6,381,460
ARISTA METROPOLITAN DISTRICT	12/1/2037	9.25%	26,000,000	15,305,940
BANNING LEWIS RANCH METROPOLITAN DISTRICT #3 - SENIOR 2015A	12/1/2045	6.13%	1,775,000	1,723,312
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	2,025,000	2,058,595
BRENNAN METROPOLITIAN DISTRICT - SENIOR 2016A	12/1/2046	5.25%	1,185,000	1,231,962
BRENNAN METROPOLITAN DISTRICT - SUBORDINATE 2016b (g)	12/15/2046	7.50%	516,000	511,175
BRIGHTON CROSSING METROPOLITAN DISTRICT #4	12/1/2023	7.00%	8,000,000	8,000,000
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	540,367
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	661,417
CASTLE OAKS METROPOLITAN DISTRICT #3	12/1/2044	6.25%	2,860,000	3,238,149
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2016	12/1/2045	5.50%	2,345,000	2,613,784
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2017	12/1/2037	5.00%	3,275,000	3,299,530
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,351,962
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)(j)	1/1/2032	0.00%	6,490,174	3,407,341
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,016,986	1,610,120
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)(j)	1/1/2027	9.00%	2,015,949	1,612,759
COLORADO CROSSING METROPOLITAN DISTRICT #2	12/1/2047	7.50%	7,391,000	7,412,286
CECFA - PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	5.00%	13,500,000	13,508,235
CECFA - THOMAS MACLAREN CHARTER SCHOOL	6/1/2024	5.00%	15,350,000	15,225,512
CECFA - APEX CMNTY CHARTER SCHOOL	7/1/2022	5.25%	11,635,000	11,568,913
CECFA - SWALLOW ACADEMY CHARTER SCHOOL	11/15/2027	5.35%	3,515,000	3,534,297
CECFA-NEW VISION CHARTER SCHOOL	6/1/2025	5.38%	23,135,000	23,139,858
CECFA - UNIVERSITY LAB CHARTER SCHOOL #6	12/15/2019	2.50%	500,000	500,705
CECFA - STARGATE CHARTER SCHOOL	12/1/2020	5.40%	41,380,000	41,359,310
CECFA - AMERICAN ACADEMY CHARTER SCHOOL	12/1/2025	4.20%	37,355,000	37,549,620
CECFA - MONARCH MONTESSORI CHARTER SCHOOL	5/15/2020	5.50%	8,620,000	8,620,345
CECFA - PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	4.85%	21,330,000	21,231,242
CECFA - AMERICAN ACADEMY CHARTER SCHOOL	12/1/2026	4.05%	27,570,000	26,539,985
CECFA - ADDENBROOKE CLASSICAL ACADEMY CHARTER SCHOOL	6/1/2021	4.50%	18,045,000	17,841,092
COLORADO HOUSING & FINANCE AUTHORITY (a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	635,000	617,347
COLORADO SPRINGS URBAN RENEWAL AUTHORITY	12/15/2030	6.75%	2,224,000	2,095,720
CONIFER METROPOLITAN DISTRICT (a)	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT (a)	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT (a)	12/1/2033	0.00%	1,550,000	620,000
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	500,000	494,470
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	875,500
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,100,000	2,101,050
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	504,835
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	458,125
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	4,949,000	4,952,613
ELBERT & HWY 86 COML METROPOLITAN DISTRICT	12/1/2032	7.50%	4,500,000	3,375,000
ERIE FARM METROPOLITAN DISTRICT - SERIES 2016A	12/1/2045	5.50%	2,000,000	2,035,520
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SENIOR 2015A	12/1/2045	5.75%	2,620,000	2,664,854
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SUBORDINATE 2015B	12/15/2045	7.75%	708,000	708,715
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	1,969,020
FOREST TRACE METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	683,000	637,321
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	15,500
FRONTERRA VLG METROPOLITAN DISTRICT #2	12/1/2034	5.00%	3,685,000	3,687,271
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2026	4.00%	585,000	572,300
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B	12/15/2046	7.25%	775,000	744,109
GREEN GABLES METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.30%	1,250,000	1,260,750
GREEN GABLES METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	740,000	742,768
HIGHLANDS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	5.13%	1,960,000	1,994,712
HIGHLANDS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B	12/15/2046	7.50%	1,269,000	1,272,122
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	7.25%	4,293,000	1,674,270
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1	5/1/2020	8.00%	1,006,000	1,006,000
JEFFERSON CENTER METROPOLITAN DISTRICT #1	12/1/2026	4.75%	2,269,000	2,281,275
LEWIS POINTE METROPOLITAN DISTRICT - SENIOR 2015A	12/1/2044	6.00%	2,590,000	2,606,550
LEWIS POINTE METROPOLITAN DISTRICT - JUNIOR LIEN 2017C (g)	12/15/2047	9.00%	536,000	333,081
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2025	4.00%	500,000	508,005
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2033	4.38%	905,000	902,457
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,554,234
LEYDEN ROCK METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2045	7.25%	1,195,000	1,180,302

LEYDEN ROCK METROPOLITAN DISTRICT #10 - JUNIOR LIEN 2017C (g)	12/15/2049	10.75%	1,025,000	1,012,721
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,700,000	1,709,010
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	3,000,076
MARVELLA METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.13%	1,405,000	1,453,374
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	11,580,000	11,865,563
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	11,565,000	11,850,193
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	11,515,000	11,798,960
MIDCITIES METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	1,945,000	1,941,402
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	197,916	178,125
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,540,000	1,386,000
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,809,594
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	1,996,233
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,082,800
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,541,600
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,735,000	6,793,595
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,824,969
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SENIOR 2016A	12/1/2036	6.00%	4,345,000	4,376,849
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	8.25%	1,203,000	1,210,820
OVERLOOK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,455,885
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	2,650,000	2,588,123
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.88%	2,075,000	1,964,133
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B	12/15/2046	8.00%	525,000	502,367
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,748,961
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	2,088,000	1,971,970
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	5,236,000	4,866,024
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2040	5.00%	5,350,000	5,527,032
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007A	12/1/2037	7.25%	2,340,000	2,208,656
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007B	12/1/2023	7.63%	311,000	295,615
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT #1 - SERIES A	12/1/2025	5.13%	1,040,000	1,103,908
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL - SERIES 2016A	7/1/2023	4.25%	34,320,000	33,909,876
PUBLIC FINANCE AUTHORITY WEST RIDGE ACADEMY CHARTER SCHOOL - SERIES 2017A	12/1/2021	5.50%	9,345,000	9,352,663
RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (g)	12/15/2026	7.50%	8,000,000	7,915,200
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	445,877
RICHARDS FARM METROPOLITAN DISTRICT #2 - SENIOR SERIES 2015A	12/1/2045	5.75%	1,400,000	1,351,294
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROUTT CNTY LID - SERIES 2004A	8/1/2024	6.50%	363,000	363,312
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)(j)	12/31/2021	0.00%	169,939	97,800
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	983,160
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.63%	1,500,000	1,477,635
SILVER PEAKS METROPOLITAN DISTRICT #2	12/1/2036	5.75%	500,000	450,630
SOLARIS METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.00%	1,000,000	990,920
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,745,600
SORREL RANCH METROPOLITAN DISTRICT	12/1/2036	5.75%	5,977,000	5,346,187
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	1,433,000	1,425,391
SOUTHSHORE METROPOLITAN DISTRICT #2 CONV CABS (d)	12/1/2042	6.50%	7,205,000	7,126,249
SOUTHSHORE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017 (g)	12/15/2042	7.75%	5,202,000	5,159,084
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,496,235
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,064,253
STC METROPOLITAN DISTRICT #2 - SENIOR SERIES 2015A	12/1/2038	6.00%	1,000,000	1,029,530
STC METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2015B (g)	12/15/2038	7.75%	3,500,000	3,546,935
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2035	5.50%	2,195,000	2,250,555
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2045	5.75%	3,000,000	3,086,760
STERLING RANCH COMMUNITY AUTHORITY BOARD - SUBORDINATE SERIES 2015B (g)	12/15/2045	7.75%	1,045,000	1,062,493
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT - SENIOR SERIES 2016A	12/1/2045	5.25%	1,615,000	1,684,477
TABLE MOUNTAIN METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.75%	570,000	587,693
TALLYN'S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,188,425
TALLYN'S REACH METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016A (g)	11/1/2038	6.75%	1,220,000	1,223,087
UNITED WATER & SAN DISTRICT LUPTON LAKES	3/1/2021	6.00%	7,775,000	7,777,566
UNITED WATER & SAN DISTRICT ELBERT COUNTY (g)	12/1/2023	6.00%	5,342,000	5,325,280
VDW METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.25%	1,934,000	1,866,310
VALAGUA METROPOLITAN DISTRICT	12/1/2037	7.75%	11,500,000	2,300,000
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2046	8.00%	355,000	360,669
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,400,000	1,387,148
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,000,000	1,012,930

Colorado (amortized cost $576,900,842)			623,665,609	556,693,697

Colorado Municipal Bonds (amortized cost $576,900,842)			$623,665,609	$556,693,697

Short-Term Municipal Bonds 15.6%

Multi-State 65.9%
FREDDIE MAC VR AMT TAX (LOC 6)	5/15/2046	1.57%	$25,225,000	$25,225,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	1.55%	27,520,000	27,520,000
FREDDIE MAC VR AMT TAX (LOC 6)	7/15/2050	1.57%	9,685,000	9,685,000
FREDDIE MAC VR (LOC 6)	12/15/2045	1.53%	18,865,000	18,865,000
FREDDIE MAC VR (LOC 6)	3/15/2049	1.53%	34,950,000	34,950,000
SUNAMERICA TRUST CLASS A - SERIES 2001-2 AMT TAX (LOC 6)	7/1/2041	1.57%	10,300,000	10,300,000

Multi-State (amortized cost $126,545,000)			126,545,000	126,545,000

Colorado 34.1%
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	1.58%	9,745,000	9,745,000
CECFA - ABILITIES CONNECTION CHARTER SCHOOL	4/1/2019	5.85%	30,825,000	30,874,320
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	10/1/2038	1.60%	3,385,000	3,385,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	11/1/2034	1.60%	865,000	865,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 4)	11/1/2036	1.49%	10,140,000	10,140,000
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	1.58%	2,800,000	2,800,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	1.48%	1,300,000	1,300,000
LAFAYETTE CITY CTR GENERAL IMPROVEMENT DISTRICT	12/1/2018	5.75%	70,000	70,274
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	1.60%	6,400,000	6,400,000

Colorado (amortized cost $65,522,672)			65,530,000	65,579,594

Short-Term Municipal Bonds (amortized cost $192,067,672)			$192,075,000	$192,124,594

Other Municipal Bonds 5.4%
South Dakota 46.6%
FLANDREAU SANTEE SIOUX TRIBE	1/1/2036	5.75%	$6,055,000	$5,519,496
FLANDREAU SANTEE SIOUX TRIBE	1/1/2026	5.00%	4,125,000	3,869,168
FLANDREAU SANTEE SIOUX TRIBE	1/1/2031	5.50%	3,565,000	3,271,565
LOWER BRULE SIOUX TRIBE	3/1/2025	5.88%	1,390,000	1,362,548
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	1,560,000	1,558,502
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2028	5.50%	4,000,000	3,993,920
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2037	6.00%	9,270,000	9,259,525
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2024	5.50%	1,985,000	1,993,575

South Dakota (amortized cost $31,929,343)			31,950,000	30,828,298

Puerto Rico 13.9%
COMMONWEALTH OF PUERTO RICO (a)	7/1/2035	8.00%	2,500,000	1,012,500
PUERTO RICO SALES TAX FINANCING CORP (d)	8/1/2045	0.00%	7,100,000	1,614,540
PUERTO RICO SALES TAX FINANCING CORP (d)	8/1/2038	0.00%	20,000,000	4,456,200
PUERTO RICO SALES TAX FINANCING CORP (d)	8/1/2039	0.00%	10,000,000	2,086,500

Puerto Rico (amortized cost $9,270,568)			39,600,000	9,169,740

Oregon 8.6%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS	9/15/2020	5.45%	6,345,000	5,710,500

Oregon (amortized cost $6,345,000)			6,345,000	5,710,500

South Carolina 8.6%
GREEN MIDLANDS CHARTER SCHOOL - SENIOR SERIES 2016A	12/1/2021	5.25%	5,655,000	5,658,563

South Carolina (amortized cost $5,655,000)			5,655,000	5,658,563

Arizona 7.5%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY	7/1/2027	5.25%	5,000,000	4,992,900

Arizona (amortized cost $5,000,000)			5,000,000	4,992,900

Multi-State 7.4%
FREDDIE MAC (g)(j)	1/1/2037	9.75%	4,904,915	4,904,915

Multi-State (amortized cost $4,904,915)			4,904,915	4,904,915

Washington 4.6%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	3,055,000	3,063,585

Washington (amortized cost $2,895,900)			3,055,000	3,063,585

Missouri 2.0%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	512,000	513,654
ST LOUIS INDL DEV AUTH SR HSG - SENIOR SERIES 2005A	5/1/2027	6.75%	884,000	841,046

Missouri (amortized cost $1,396,000)			1,396,000	1,354,700

Oklahoma 0.7%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	461,160

Oklahoma (amortized cost $450,000)			450,000	461,160

Other Municipal Bonds (amortized cost $67,846,726)			$98,355,916	$66,144,361

Colorado Capital Appreciation and Zero Coupon Bonds 5.0%

Colorado 100.0%
COLORADO HEALTH FACILITIES AUTHORITY (b)(d)	7/15/2020	0.00%	$520,000	$499,075
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	3,352,312
FLYINGHORSE METROPOLITAN DISTRICT #2 (d)	12/15/2042	8.00%	15,725,000	13,816,929
PV WATER & SAN METROPOLITAN DISTRICT (a)(d)	12/15/2037	0.00%	14,000,000	2,940,000
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	0.00%	33,685,000	32,454,487
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2021	0.00%	15,000	12,670
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	136,546
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	248,654
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	356,127
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	403,071
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB (d)	12/1/2045	0.00%	6,685,000	5,447,272
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	2,150,000	1,444,005

Colorado (amortized cost $71,092,752)			81,820,000	61,111,148

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $71,092,752)			$81,820,000	$61,111,148

Colorado Taxable Certificates/Notes/Bonds 0.6%
Colorado 100.0%
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL - SERIES 2016B TAX	7/1/2023	5.75%	$7,105,000	$6,812,061
TABERNASH POLE CREEK NOTE (a)(j)	9/30/2018	0.00%	227,347	127,601

Colorado (amortized cost $7,332,347)			7,332,347	6,939,662

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,332,347)			$7,332,347	$6,939,662

Total investments, at value (amortized cost $915,240,340)	71.8%			$883,013,461
Other assets net of liabilities	28.2%			346,453,712

Net Assets	100.0%			$1,229,467,173

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see "Defaulted or Non-Income producing Investments" note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2018. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2018.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,935,693 and a value of $6,754,711 or less than 1.0% of net assets, as of June 30, 2018.

(j)	Securities valued at fair value (see "Investment Valuation and Risk" notes to the Schedule of Investments).

(k)	See "Purchase Accrued Interest" notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (unaudited) — (Continued)

(LOC)

These securities are Variable Rate Demand Obligations ("VRDO") with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see "Investment Transactions" notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas
2.	FHLB Topeka
3.	US Bank, N. A.
4.	Royal Bank of Canada
5.	JPMorgan Chase Bank, N.A.
6.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS - Capital Appreciation Bonds
CONV - Convertible
I/O - Interest Only
L/D - Local Improvement District
P/O - Principal Only

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2018 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $63,372,347 and such bonds have a value of $23,717,989 or 1.93% of net assets, as of June 30, 2018. These securities have been identified in the accompanying Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

ASC 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management's own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund's investments as defined by ASC 820 hierarchy levels as of June 30, 2018:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Bonds/Certificates /Notes	Total Securities June 30, 2018
Level 1 Securities	—	—	—	—	—	—
Level 2 Securities	537,760,120	192,124,594	61,239,446	57,758,836	6,812,061	855,695,056
Level 3 Securities	18,933,577	—	4,904,915	3,352,312	127,601	27,318,405

Totals	556,693,697	192,124,594	66,144,361	61,111,148	6,939,662	883,013,461

From September 30, 2017 to June 30, 2018, there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued interest of $44,026,872 (99.9% of the June 30, 2018 balance of $44,086,942). Approximately $68,609,321 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $51,742,233 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations ("VRDO") purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2018, the interest rates paid on these obligations ranged from 1.48% to 1.60%.

Income Tax Information

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$899,514,705

Gross unrealized appreciation	$11,769,414
Gross unrealized (depreciation)	(43,996,293)

Net unrealized (depreciation) of investments	$(32,226,879)

Litigation

The Fund is periodically involved in various legal proceedings. At June 30, 2018, the Fund has a litigation accrual of $424,421 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

(a) Marin Metropolitan District LTD Tax G.O. Series 2008

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent quarterly schedule of portfolio holdings for the period ended December 31, 2017 on Form N-Q that was filed with the Securities and Exchange Commission (“SEC”) on February 28, 2018. The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of September 30, 2017 was set forth in the schedule of investments included in the Fund’s above referenced 2017 shareholder report.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowner association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 (the “Landmark Litigation”) in Arapahoe County District Court, Colorado (the “District Court”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District, which were pledged to pay the Bonds, violated TABOR.

In August of 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level. In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”). While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion of the Colorado Court of Appeals also has created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The legislation was passed unanimously by the Colorado General Assembly and was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of the April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the Court of Appeals’ Opinion on various grounds, and the Supreme Court granted the petition for review on November 7, 2016. On December 11, 2017, the Supreme Court reversed the Court of Appeals Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the Court of Appeals’ April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

The issues before the Court of Appeals upon remand include whether the due process rights of the District taxpayers were violated. If the Court of Appeals upholds the trial court’s decision, the tax revenues pledged to pay the Bonds would be reduced. The Fund is confident that it will prevail upon remand to the Court of Appeals.

On May 31, 2018 Division 4 of the Colorado State Court of Appeals ruled that the due process rights of the Plaintiffs were violated because they did not receive a benefit from the bonds and that the bonds were assessment bonds not G.O. bonds. This decision if it stands has the effect of reducing the tax revenues available to pay the bonds. Defendants believe that the ruling is totally in error and will be appealing the decision to the Colorado State Supreme Court on or before July 13, 2018.

However, it is not possible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.

(b) United Water & Sanitation District Ravenna Project Series 2009

(River Canyon Real Estate Investments, LLC Bankruptcy)

On July 31, 2013 the U.S. Bankruptcy Court confirmed a Chapter 11 bankruptcy plan proffered by bankrupt developer River Canyon (associated with development within the Ravenna District). The Fund had opposed the plan because of the unfavorable treatment of creditors and participated in an appeal of the Bankruptcy Court’s decision. The Fund was indirectly involved in a related case which was removed to the Douglas County District Court by the bankruptcy court to determine the validity of certain liens filed on the developer’s lots to secure the United Water Bonds (as defined below) owned by the Fund. All matters pending in Douglas County District Court have now been decided or settled. The Fund was actively involved in global settlement negotiations with the parties in an attempt to permanently resolve these matters without incurring additional legal expenses associated with a trial. On November 16, 2017, the United Water Bonds were restructured in their entirety by re-scheduling the past obligations of the district to provide for their future payment. This restructuring ends the need for further negotiations or litigation between the parties.

(c) Ravenna Metropolitan District

The Fund is the holder of approximately $11,380,000 of General Obligation Limited Tax Bonds, Series 2007 and Supplemental B Interest Registered Coupons (collectively the “Ravenna Bonds”) issued by Ravenna Metropolitan District (“Ravenna”). In addition, Ravenna also owes United Water and Sanitation District (“United”) approximately $6,875,000 arising under the Lease Purchase Agreement and related Water Services Agreement (collectively the “Water Agreements”). United in turn is obligated to the Fund pursuant to revenue bonds, Series 2007 issued by United to the Fund (the “United Water Bonds”), which United Water Bonds are payable from these revenue streams.

Ravenna filed a voluntary petition for bankruptcy under Chapter 9 of the United States Bankruptcy Code seeking relief under the United States Bankruptcy Code asserting that it is not generally able to pay its debts as they became due and that it will not be able to pay debts as they prospectively become due after the filing of its bankruptcy petition. The Fund challenged the eligibility of Ravenna to seek relief under the Bankruptcy Code, asserting, that Ravenna is generally able to pay its debts as they became due as such term is defined under the United States Bankruptcy Code and interpreted in accordance with applicable laws. A five day trial was held to the Court in late July, 2014.

On December 15, 2014, the Bankruptcy Court entered an order dismissing Ravenna’s bankruptcy case finding that Ravenna did not meet the eligibility requirements under the Bankruptcy Code to file a Chapter 9 petition and finding that Ravenna lacked good faith in filing the petition. Ravenna appealed the Bankruptcy Court’s dismissal of its Chapter 9 petition and that appeal was pending before the 10th Circuit Bankruptcy Appellate Panel until December 2016 when the case was dropped.

The parties have been involved in a very lengthy court-supervised mediation overseen by the Tenth Circuit Bankruptcy Appellate Panel. On November 16, 2017, the United Water Bonds were restructured in their entirety by re-scheduling the past obligations of the district to provide for their future payment. This restructuring ends the need for further negotiations or litigation between the parties.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES —
A TAX-EXEMPT FUND

By:	/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: August 29, 2018